Statements of Operations and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Premiums ceded	$ 11,481	$ 11,788	$ 12,362
Contract charges, reinsurance ceded	7,954	8,019	9,049
Contract benefits ceded	8,055	12,024	23,918
Interest credited ceded	$ 4,805	$ 4,770	$ 4,545